Unaudited condensed consolidated interim statement of changes in equity - USD ($) $ in Thousands	Total	Share Capital [Member]	Additional Paid-in Capital [Member]	Other Reserves [Member]	Foreign Currency Translation Reserve [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2021	$ 277,175	$ 1,301	$ 291,448	$ 366	$ (5,903)	$ (10,037)
Changes in equity
Loss for the period	(5,870)	0	0	0	0	(5,870)
Translation adjustment	(15,779)	0	0	0	(15,779)	0
Total comprehensive loss for the period	(21,649)	0	0	0	(15,779)	(5,870)
Share-based compensation expense	1,212	0	0	1,212	0	0
Total transactions with owners	1,212	0	0	1,212	0	0
Ending balance at Sep. 30, 2022	256,738	1,301	291,448	1,578	(21,682)	(15,907)
Beginning balance at Dec. 31, 2022	249,816	1,301	291,448	2,595	(13,035)	(32,493)
Changes in equity
Loss for the period	(24,315)	0	0	0	0	(24,315)
Translation adjustment	(161)
Other comprehensive expense	(1,377)	0	0	(1,216)	(161)	0
Total comprehensive loss for the period	(25,692)	0	0	(1,216)	(161)	(24,315)
Share-based compensation expense	1,649	0	0	1,649	0	0
Share option exercises	0	0	0	(140)	0	140
Total transactions with owners	1,649	0	0	1,509	0	140
Ending balance at Sep. 30, 2023	$ 225,773	$ 1,301	$ 291,448	$ 2,888	$ (13,196)	$ (56,668)